Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000009466 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000009466 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009466 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009466 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009466 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009466 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009466 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009466 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009466 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009466 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009466 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009466 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009466 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009466 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000071456 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000071456 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000071456 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000071456 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000071456 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071456 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000071456 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071456 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071456 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071456 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071456 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000071456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071456 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000071456 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071456 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000071456 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071456 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000071456 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000071456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000071456 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000009467 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000009467 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009467 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009467 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009467 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009467 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009467 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009467 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009467 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009467 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009467 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009467 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009467 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009467 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009467 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009467 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009467 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009467 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009467 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000009467 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009467 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000217516 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217516 | FR_B283W9907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217516 | FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217516 | FR_ACI1YWP65
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217516 | FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217516 | FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217516 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217516 | FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217516 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217516 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217516 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217516 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217516 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217516 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217516 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217516 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217516 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217516 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000217516 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217516 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217516 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000217516 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000217516 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000217516 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217516 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217516 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217516 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217516 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217516 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217516 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217516 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217516 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000217517 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217517 | FR_B283W9907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217517 | FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217517 | FR_ACI1YWP65
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217517 | FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217517 | FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217517 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217517 | FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217517 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217517 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217517 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217517 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217517 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217517 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217517 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217517 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217517 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217517 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000217517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217517 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217517 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000217517 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000217517 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000217517 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217517 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217517 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217517 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217517 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217517 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217517 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217517 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217517 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000039201 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039201 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000039201 | FR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039201 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039201 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039201 | FR_ACI07KLY6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039201 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039201 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039201 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039201 | FR_608625901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039201 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039201 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000039201 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000039201 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039201 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039201 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039201 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000039201 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000039201 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000039201 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000039201 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000039201 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000039201 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000039201 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000039201 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039201 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000039201 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000039201 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000039201 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000039201 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000039201 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039201 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000039201 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000039201 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000123188 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123188 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123188 | FR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123188 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123188 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123188 | FR_ACI07KLY6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123188 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123188 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123188 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123188 | FR_608625901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123188 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123188 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000123188 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123188 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123188 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123188 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123188 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123188 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000123188 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000123188 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123188 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123188 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000123188 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000123188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000123188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123188 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000123188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000123188 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123188 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123188 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123188 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200995 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200995 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200995 | FR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200995 | FR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200995 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200995 | FR_ACI07KLY6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200995 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200995 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200995 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200995 | FR_608625901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200995 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200995 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200995 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000200995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200995 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200995 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000200995 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000200995 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200995 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200995 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200995 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200995 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000200995 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200995 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200995 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200995 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200995 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000009468 | FR_313385B47
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009468 | FR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009468 | FR_298785JH0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009468 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009468 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009468 | FR_3130A6RM1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009468 | FR_313385K47
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009468 | FR_31358DJP0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009468 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009468 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009468 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000009468 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009468 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009468 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009468 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009468 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009468 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000009468 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000009468 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000110199 | FR_313385B47
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110199 | FR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000110199 | FR_298785JH0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110199 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110199 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110199 | FR_3130A6RM1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110199 | FR_313385K47
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110199 | FR_31358DJP0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110199 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110199 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110199 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000110199 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110199 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110199 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110199 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110199 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110199 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000110199 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000110199 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000200994 | FR_313385B47
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200994 | FR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200994 | FR_298785JH0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200994 | FR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200994 | FR_500769KD5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200994 | FR_3130A6RM1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200994 | FR_313385K47
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200994 | FR_31358DJP0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200994 | FR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200994 | FR_3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000200994 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200994 | AssetSenior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200994 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200994 | AssetForeign Government & Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200994 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200994 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000200994 | AssetCorporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000200994 | AssetMortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	36.30%